Revenues from contracts with customers - Geographical information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas
Rendering of services	€ 9,343	€ 10,865	€ 21,172	€ 21,256
Sales of goods	376	341	652	665
Total Revenues from contracts with external customers	9,719	11,206	21,824	21,921
Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,226	2,130	4,887	3,691
Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	2,115	266	2,207	328
-Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	0		3
Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,834	3,218	6,252	6,772
-Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,106	1,495	4,139	3,182
North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,374	4,936	9,497	9,678
-United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,365	4,856	9,339	9,329
Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	219	681	965	1,319
Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	66	241	223	461
Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	7,812	10,634	19,641	20,675
Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,907	572	2,183	1,246
Pharmaceutical
Disclosure of geographical areas
Rendering of services	3,606	4,227	7,880	8,033
Sales of goods	334	341	610	665
Total Revenues from contracts with external customers	3,940	4,568	8,490	8,698
Pharmaceutical | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	23	247	67	280
Pharmaceutical | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	19	195	38	195
Pharmaceutical | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	0
Pharmaceutical | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	45	29	48	61
Pharmaceutical | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,872	4,292	8,375	8,357
Pharmaceutical | -United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,872	4,292	8,375	8,357
Pharmaceutical | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	0
Pharmaceutical | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,606	3,996	7,880	7,452
Pharmaceutical | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	334	572	610	1,246
Diagnostics
Disclosure of geographical areas
Rendering of services	5,737	6,638	13,292	13,223
Sales of goods	42		42
Total Revenues from contracts with external customers	5,779	6,638	13,334	13,223
Diagnostics | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,204	1,883	4,820	3,411
Diagnostics | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	2,096	71	2,169	133
Diagnostics | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	0		3
Diagnostics | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,789	3,189	6,204	6,711
Diagnostics | -Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,106	1,495	4,139	3,182
Diagnostics | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	501	644	1,122	1,321
Diagnostics | -United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	493	564	964	972
Diagnostics | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	219	681	965	1,319
Diagnostics | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	66	241	223	461
Diagnostics | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,206	€ 6,638	11,761	€ 13,223
Diagnostics | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	€ 1,573		€ 1,573